Schedule of Fair Value of Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Carrying Value | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
6.25% Senior Notes, face amount	$ 149,953	$ 399,953
Carrying Value | Senior Secured Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
9.75% Senior Secured Notes	250,000
Fair Value | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
6.25% Senior Notes, face amount	153,750	381,067
Fair Value | Senior Secured Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
9.75% Senior Secured Notes	$ 265,938